Long-term debt (Narrative IV)) (Details) - Secured Debt [Member]							2 Months Ended	4 Months Ended	12 Months Ended
	Aug. 22, 2022 USD ($)	May 20, 2021 USD ($)	May 22, 2020 USD ($)	Jan. 04, 2017 USD ($)	Nov. 19, 2015 USD ($) Installments	Oct. 06, 2015 USD ($) Installments	Mar. 14, 2019 USD ($)	Apr. 30, 2015 USD ($)	Dec. 31, 2022 USD ($) Installments
ABN AMRO Bank N.V. [Member] | Third Agreement [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt		$ 91,000,000
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal	$ 1,980,000	3,390,000
Debt Instrument, Balloon Payment	$ 13,553,000	$ 23,200,000
Debt Instrument, Maturity Date	May 20, 2026	May 20, 2026
Repayment of secured loan agreement	$ 30,791,000
ABN AMRO Bank N.V. [Member] | Third Agreement [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage	2.15%
Maximum annual increase (decrease) to basis rate	10.00%
ABN AMRO Bank N.V. [Member] | Term loan facility
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt			$ 52,885,000
ABN AMRO Bank N.V. [Member] | Term loan facility | First Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 800,000
Debt Instrument, Balloon Payment									$ 9,000,000
Debt Instrument, Maturity Date									Jun. 28, 2024
ABN AMRO Bank N.V. [Member] | Term loan facility | First Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage									2.25%
ABN AMRO Bank N.V. [Member] | Term loan facility | Second Tranche [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 994,000
Debt Instrument, Balloon Payment									$ 13,391,000
Debt Instrument, Maturity Date									Jun. 28, 2024
ABN AMRO Bank N.V. [Member] | Term loan facility | Second Tranche [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage									2.40%
Danish Ship Finance A/S
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt								$ 30,000,000
Debt Instrument, Number of installments | Installments									28
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 500,000
Debt Instrument, Balloon Payment									$ 16,000,000
Debt Instrument, Maturity Date									Apr. 30, 2022
Danish Ship Finance A/S | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage									2.15%
ING Bank N.V. [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage									1.65%
ING Bank N.V. [Member] | First Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt					$ 27,950,000
Debt Instrument, Number of installments | Installments					28
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal					$ 466,000
Debt Instrument, Balloon Payment					$ 14,907,000
Debt Instrument, Maturity Date					Nov. 19, 2022
ING Bank N.V. [Member] | Second Tranche [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt						$ 11,733,000
Debt Instrument, Number of installments | Installments						28
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal						$ 293,000
Debt Instrument, Balloon Payment						$ 3,520,000
Debt Instrument, Maturity Date						Oct. 06, 2022
Export-Import Bank of China [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt				$ 57,240,000
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 954,000
Debt Instrument, Maturity Date									Jan. 04, 2032
Export-Import Bank of China [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage									2.30%
DNB Bank ASA [Member]
Debt Instrument [Line Items]
Proceeds From Issuance Of Secured Debt							$ 19,000,000
Debt Instrument, Frequency of Periodic Payments									quarterly
Debt Instrument, Periodic Payment, Principal									$ 477,300
Debt Instrument, Balloon Payment									$ 9,454,000
Debt Instrument, Maturity Date									Mar. 14, 2024
DNB Bank ASA [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Loan Margin Percentage									2.40%